Capital and financial risk management - Interest rate sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase (decrease) in finance income due to reasonably possible increase in interest rates	£ (12)	£ (47)
Sterling
Capital and financial risk management
Sensitivity percentage of increase in interest rates			1.00%
Increase/ (decrease) in income	£ 13	17
USD
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%		1.00%
Increase/ (decrease) in equity	£ 0	0
Increase/ (decrease) in income	£ (17)	(43)
Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase/ (decrease) in income	£ (8)	£ (19)
GBP and Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%